4. Segment Reporting - Other revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other revenue information
Revenues	€ 23,735	€ 2,010	€ 6,314
Point in time
Other revenue information
Revenues	21,863	233	1,191
Over time
Other revenue information
Revenues	1,872	1,777	5,123
Collaboration
Other revenue information
Revenues	22,018	390	3,866
Service
Other revenue information
Revenues	€ 1,717	€ 1,620	€ 2,448